Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Related party warehouse cost	$ 21,075	$ 64,051	$ 304,400